Note to cash flow statement - Changes in carrying value of net debt (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from (used in) financing activities [abstract]
Net debt at beginning of year	€ (1,451.6)	€ (2,276.5)	€ (403.2)
Changes from financing cashflows
Increase in cash and cash equivalents in year, including net foreign exchange differences	930.3	18.3	84.3
Increase/(decrease) in financial assets: cash > 3 months	122.1	468.6	(741.7)
(Decrease) in restricted cash	(3.2)	(11.4)	(0.3)
Net cash flow from decrease/(increase) in debt	1,085.7	583.3	(1,201.5)
Movement in net funds resulting from cash flows	2,134.9	1,058.8	(1,859.2)
Other changes in net debt [abstract]
Translation on U.S. dollar denominated debt	0.9	(4.2)	15.7
Promissory notes		(225.9)
Lease additions	(122.1)		(25.2)
Interest expense	(3.3)	(3.8)	(4.6)
Movement from other changes	(124.5)	(233.9)	(14.1)
Net cash/(debt) at end of year	€ 558.8	€ (1,451.6)	€ (2,276.5)